CONCERT INVESTMENT SERIES

SUPPLEMENT DATED JUNE 29, 2000
TO
STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2000

________________________

	The following information supersedes the information set forth in the Prospectus under "Distributor.":

	The funds have entered into agreements with Salomon Smith
Barney Inc. and PFS Distributors, Inc. to distribute the fund's shares.


FD 1941